Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 4,286,377	$ 11,619,760	$ 1,050,204			$ 155,878
Cash and cash equivalents		4,278,124	11,608,855	1,041,008
Restricted cash		8,253	10,905	9,196
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 17,719	$ 33,749
Percentage of sales return provision		1.20%	0.20%
Sales	$ 54,494
Advertising Expense		$ 6,010	$ 7,688	859
Employee retirement and other post-retirement benefits incurred		31,247	18,243	10,809
Foreign Currency Transaction Gain (Loss), before Tax		265,091	(68,026)	2,554
Cash and Cash Equivalents, at Carrying Value, Total		1,490,336	7,220,296		¥ 10,279	¥ 46,012
Due to Related Parties, current and noncurrent		4,358	6,290
Interest Rate Risk [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, current and noncurrent		4,358
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		14,550	$ 54,885	$ 9,609
Level 2 [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis		$ 7,270,000
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		50 years
Computer Software and Cloud Computing Websites [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Computer Software and Cloud Computing Websites [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years